POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED AUGUST 18, 2017 TO THE PROSPECTUSES DATED AUGUST 26, 2016,

AS PREVIOUSLY SUPPLEMENTED, IF APPLICABLE, DECEMBER 7, 2016, OCTOBER 7, 2016 AND

SEPTEMBER 21, 2016 OF:

PowerShares Aerospace & Defense Portfolio

PowerShares BuyBack Achievers™ Portfolio

PowerShares Cleantech™ Portfolio

PowerShares Dividend Achievers™ Portfolio

PowerShares DWA Basic Materials Momentum Portfolio

PowerShares DWA Consumer Cyclicals Momentum Portfolio

PowerShares DWA Consumer Staples Momentum Portfolio

PowerShares DWA Energy Momentum Portfolio

PowerShares DWA Financial Momentum Portfolio

PowerShares DWA Healthcare Momentum Portfolio

PowerShares DWA Industrials Momentum Portfolio

PowerShares DWA Momentum Portfolio

PowerShares DWA NASDAQ Momentum Portfolio

PowerShares DWA Technology Momentum Portfolio

PowerShares DWA Utilities Momentum Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Building & Construction Portfolio

PowerShares Dynamic Energy Exploration & Production Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic Market Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Oil & Gas Services Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Software Portfolio

PowerShares Financial Preferred Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

PowerShares Global Listed Private Equity Portfolio

PowerShares Golden Dragon China Portfolio

PowerShares High Yield Equity Dividend Achievers™ Portfolio

PowerShares International Dividend Achievers™ Portfolio

PowerShares NASDAQ Internet Portfolio

PowerShares Russell 2000 Equal Weight Portfolio

PowerShares Russell 2000 Pure Growth Portfolio

PowerShares Russell 2000 Pure Value Portfolio

PowerShares Russell Midcap Equal Weight Portfolio

PowerShares Russell Midcap Pure Growth Portfolio

PowerShares Russell Midcap Pure Value Portfolio

PowerShares Russell Top 200 Equal Weight Portfolio

PowerShares Russell Top 200 Pure Growth Portfolio

PowerShares Russell Top 200 Pure Value Portfolio

PowerShares S&P 500 BuyWrite Portfolio

PowerShares S&P 500® Quality Portfolio

PowerShares Water Resources Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares WilderHill Progressive Energy Portfolio

PowerShares Zacks Micro Cap Portfolio

Effective immediately, the following information is added as a new section appearing after the “Tax Information” section in the Summary Prospectus for each Fund.

“Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.”

Please Retain This Supplement for Future Reference.

P-PS-PRO-1-SUP-4 081817